Leases Lessor, Future Minimum Rents Due (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2021	$ 48,945,000
2022	62,515,000	$ 64,261,000
2023	58,043,000	61,691,000
2024	52,265,000	57,193,000
2025	45,745,000	51,590,000
2025		45,136,000
Thereafter	266,658,000
Thereafter		266,446,000
Total	$ 534,171,000	$ 546,317,000